Post-employment benefits - Disclosure of Reconciliation of Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Contributions by employer	€ 600	€ 700	€ 700
Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	7,020	7,619
Changes in net defined benefit liability (asset) [abstract]
Current service cost	2,152	721	1,202
Interest expense	49	71	87
Exchange differences	(211)	291	(131)
Ending balance	4,190	7,020	7,619
Present value of defined benefit obligation | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	17,149	16,939	12,822
Changes in net defined benefit liability (asset) [abstract]
Current service cost	2,152	721	1,202
Interest expense	73	99	166
Contributions by employees	1,807	1,473	838
(Gain)/loss from change in demographic assumptions	(350)	0	0
(Gain)/loss from change in financial assumptions	(2,342)	(130)	1,915
Experience (gains)/loss	(1,102)	94	211
Past service cost and gains and losses on settlements	(373)	0	0
Benefits paid	(4,377)	(1,369)	(884)
Settlements	(219)	23	(2)
Exchange differences	945	(701)	671
Ending balance	13,363	17,149	16,939
Plan assets | Pension defined benefit plan
Disclosure of defined benefit plans [line items]
Beginning balance	10,130	9,320	7,760
Changes in net defined benefit liability (asset) [abstract]
Interest expense	24	28	79
Return on plan assets (excluding amounts included in net interest costs)	32	16	(36)
Contributions by employer	620	684	714
Contributions by employees	1,807	1,473	838
Benefits paid	(4,174)	(981)	(575)
Exchange differences	734	(410)	540
Ending balance	€ 9,173	€ 10,130	€ 9,320